Property, plant and equipment (Tables)	3 Months Ended
Sep. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Consolidated Property, Plant and Equipment

	30 Sep 2024	30 Jun 2024
	US$'000	US$'000
Non-current assets
Land - at cost	3,938	3,601

Buildings - at cost	291,149	215,542
Less: Accumulated depreciation	(16,424)	(13,237)
	274,725	202,305

Plant and equipment - at cost	6,256	4,856
Less: Accumulated depreciation	(1,351)	(1,142)
	4,905	3,714

Mining hardware - at cost	521,755	177,766
Less: Accumulated depreciation	(16,166)	(54,892)
Less: Accumulated impairment	(6,941)	(25,605)
	498,648	97,269

HPC hardware – at cost	33,678	33,315
Less: Accumulated depreciation	(3,525)	(1,779)
	30,153	31,536

Development assets - at cost	153,625	102,946

Total property, plant and equipment	965,994	441,371
Gain on disposal of property, plant and equipment

	Three months ended	Three months ended
	30 Sep 2024	30 Sep 2023
	US$'000	US$'000
Gain on Warranty	920	-
Gain/(loss) on disposal of mining hardware	(82)	10
Total gain on disposal of property, plant and equipment	838	10

Reconciliations of Written Down Values of Property, Plant and Equipment
Reconciliations of the written down values at the beginning and end of the current period are set out below:

	Land	Buildings	Plant and equipment	Mining hardware	HPC hardware	Development assets	Total
Consolidated	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000

Balance at 1 July 2024	3,601	202,305	3,714	97,269	31,536	102,946	441,371
Additions	322	1,244	1,361	59,069	-	123,905	185,901
Transfer from computer hardware prepayment	-	-	-	415,798	-	-	415,798
Disposals	-	-	-	(24,553)	-	-	(24,553)
Exchange differences	15	939	28	202	334	91	1,609
Impairment	-	-	-	(6,942)	-	-	(6,942)
Transfers in/(out)	-	73,317	-	-	-	(73,317)	-
Transfer to asset held for sale	-	-	-	(13,278)	-	-	(13,278)
Depreciation expense	-	(3,080)	(198)	(28,917)	(1,717)	-	(33,912)

Balance at 30 September 2024	3,938	274,725	4,905	498,648	30,153	153,625	965,994